Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021
Long-Term Investments [Line Items]
Cash amount									¥ 120,000
Aggregate interest percentage									99.00%
Partners capital								¥ 111,200
Aggregate interest		$ 10,000						¥ 10,000
Diluted percentage		99.00%						98.90%
Injected capital	¥ 1,750
Equity interest percentage										0.5533%
Investment loss					¥ 100	$ 14
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Injected capital				¥ 1,750
Equity interest percentage					35.00%	35.00%
Investment loss					¥ 94
Chengdu Zhibo [Member]
Long-Term Investments [Line Items]
Injected capital			¥ 100
Equity interest percentage					40.00%	40.00%